Mining Interest, Plant and Equipment - Additional Information (Detail) $ in Thousands, $ in Millions		12 Months Ended
	Jul. 05, 2019 USD ($)	Apr. 30, 2020 CAD ($)	Apr. 30, 2019 CAD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Impairment on equipment		$ 39
Altiplano [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of shares agreed to sell	100.00%
Consideration paid for share purchase	$ 1.6
Impairment on equipment			$ 4,804
Working capital amount		$ 39